Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Prepayments and Other Current Assets
Summary of prepayments and other current assets

The following is a summary of prepayments and other current assets (in thousands):

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
Prepaid rental and deposits	5,176	3,339	513
Prepayments to suppliers and other business related expenses	51,767	47,355	7,278
Receivables related to exercise of employee options	5,126	4,405	677
Others	2,000	2,359	363

Total	64,069	57,458	8,831